CONTINGENT LIABILITIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Contingent Liabilities And Commitments [Abstract]
Schedule of future minimum lease payments
$ thousands

2019	32
2020	14

46